Business Combination / Acquisition	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Business Combination / Acquisition

Note 5 – Business Combination / Acquisition

Pursuant to the Merger Agreement, at the closing of the transaction, Marina issued to IThena stockholders a number of shares of Marina common stock representing approximately 65% of the outstanding shares of common stock of the combined company. The purchase price of approximately $3.7 million represents the consideration transferred from Marina in the reverse merger transaction and is calculated based on the number of shares of common stock of the combined company that Marina stockholders owned as of the closing of the transaction and the fair value of assets and liabilities assumed by IThena.

The number of shares of common stock Marina issued to IThena stockholders is calculated pursuant to the terms of the Merger Agreement based on Marina common stock outstanding as of November 15, 2016, as follows:

Shares of Marina common stock outstanding as of November 15, 2016	31,378,551
Divided by the percentage of Marina ownership of combined company	35%
Adjusted total shares of common stock of combined company	89,771,379
Multiplied by the assumed percentage of IThena ownership of combined company	65%
Shares of Marina common stock issued to IThena upon closing of transaction	58,392,828

The application of the acquisition method of accounting is dependent upon certain valuations and other studies that have yet to be completed. The purchase price allocation will remain preliminary until IThena management determines the fair values of assets acquired and liabilities assumed. The final determination of the purchase price allocation is anticipated to be completed as soon as practicable after completion of the transaction and will be based on the fair values of the assets acquired and liabilities assumed as of the transaction closing date. The final amounts allocated to assets acquired and liabilities assumed could differ significantly from the amounts presented.

The purchase price as of December 31, 2016 has been allocated based on a preliminary estimate of the fair value of assets acquired and liabilities assumed:

Assets and Liabilities Acquired:
Cash	$5,867
Net current liabilities assumed (excluding cash)	(1,926,972)
Identifiable intangible assets	2,361,066
Debt	(326,037)
Net assets acquired	113,924
Goodwill	3,558,076
Purchase price	$3,672,000

Certain adjustments have been made to the preliminary purchase price allocation to reflect changes in liabilities that were adjusted based on subsequent settlement agreements with third-parties.